INCOME STATEMENT DETAILS (Schedule of Disaggregation of Revenues) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total revenues	₪ 3,189	₪ 3,234	₪ 3,259	[1]
Cellular Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers	942	990	1,045
Segment revenue - Services to business customers	721	808	798
Segment revenue - Services revenue total	1,663	1,798	1,843
Segment revenue - Equipment	545	571	643	[2]
Total revenues	2,208	2,369	2,486	[2]
Fixed-Line Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers	604	513	418
Segment revenue - Services to business customers	389	412	434
Segment revenue - Services revenue total	993	925	852
Segment revenue - Equipment	136	103	92	[2]
Total revenues	1,129	1,028	944	[2]
Elimination [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers	(83)	(87)	(95)
Segment revenue - Services to business customers	(65)	(76)	(76)
Segment revenue - Services revenue total	(148)	(163)	(171)
Total revenues	(148)	(163)	(171)	[2]
Consolidated [Member]
Disclosure of operating segments [line items]
Segment revenue - Services to private customers	1,463	1,416	1,368
Segment revenue - Services to business customers	1,045	1,144	1,156
Segment revenue - Services revenue total	2,508	2,560	2,524
Segment revenue - Equipment	681	674	735	[2]
Total revenues	₪ 3,189	₪ 3,234	₪ 3,259	[2]

[1]	See note 2(o) regarding the adoption of IFRS 16 - Leases, from the beginning of 2019.
[2]	See Note 2(o) regarding the adoption of IFRS16, Leases. The Company adopted IFRS 16, Leases from the beginning of 2019.